FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 107,800	$ 42,846	$ 42,063	$ 41,300
Cash and cash equivalents - Fair Value	107,800	42,846
Restricted cash - Book Value	12,849	21,163
Restricted cash - Fair Value	12,849	21,163
Accounts receivable - Book Value	6,098	5,103
Accounts receivable, net - Fair Value	6,098	5,103
Accounts payable - Book Value	825	1,277
Accounts payable - Fair Value	825	1,277
Due to related parties, short term - Book Value	561	27,815
Due to related parties short term - Fair Value	561	27,815
Ship mortgage notes and premium - Book Value	506,413	506,593
Ship mortgage notes and premium - Fair Value	511,439	482,275
Other Long-term debt - Book Value	509,743	487,493
Other Long-term debt - Fair Value	509,743	487,493
Loans due to related party - Book Value	0	35,000
Loans due to related party - Fair Value	0	35,000
Due to related parties, long term - Book Value	35,290	57,701
Due to related parties, long term - Fair Value	$ 35,290	$ 57,701